Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 19,077,462	₩ 24,786,759
Total equity	7,839,238	8,072,807	₩ 8,770,544	₩ 11,319,227
Cash and deposits in banks	1,572,658	2,022,240
Borrowings (including bonds)	₩ 12,664,138	₩ 14,550,114
Total liabilities to equity ratio	243.00%	307.00%
Net borrowings to equity ratio	141.00%	155.00%